Jan. 19, 2024
Prime Portfolio
Prime Portfolio

Morgan Stanley Institutional Liquidity Funds

Supplement dated January 19, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2023

Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
(the "Funds")

Effective immediately, each Prospectus is hereby amended as follows:

The following is added to the end of the first paragraph in the sections of each Prospectus titled "Fund Summary—Prime Portfolio—Principal Investment Strategies" and "Details of the Funds—Prime Portfolio—Approach":

The Fund is permitted to hold a portion of its assets in cash.

Please retain this supplement for future reference.